Property and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

NOTE 3 – PROPERTY AND EQUIPMENT, net

Property and equipment, net, consists of the following as of:

	June 30, 2016	December 31, 2015
Information technology equipment	$31,892	$31,892
Less accumulated depreciation	(21,121)	(17,969)
Total property and equipment, net	$10,771	$13,923

Depreciation expense was $1,546 and $3,152 for the three and six-months ended June 30, 2016, respectively, and $1,668 and $3,338 for the three and six-months ended June 30, 2015, respectively.

NOTE 4 – PROPERTY AND EQUIPMENT, net

Property and equipment, net, consists of the following as of:

	December 31, 2014	December 31, 2014
Information technology equipment	$31,892	$31,892
Furniture and office equipment	-	10,161
	31,892	42,053
Less accumulated depreciation	(17,969)	(21,442)
Total property and equipment, net	$13,923	$20,611

Depreciation expense was $6,688 and $7,063 for the years ended December 31, 2015 and 2014, respectively.

During the years ended December 31, 2015 and 2014, the Company wrote off $10,161 and $992,797, respectively, of fully depreciated property and equipment. There was no effect on the statement of operations for the years ended December 31, 2015 and 2014, respectively.

On December 16, 2014, the Company entered into an agreement to sell laboratory equipment with a net book value of $0 for $95,000. One payment of $85,000 was received on December 26, 2014 with the balance being received on January 7, 2015. Final sale took place upon delivery of the equipment in February 2015.